Income Taxes - Summary of Valuation Allowance (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Valuation allowance:
Balance at beginning of fiscal year	$ 7,166,405	$ 5,757,984	$ 5,185,404
Additions	185,874	1,454,938	414,756
Exchange realignment	25,965	(46,517)	157,824
Balance at end of fiscal year	$ 7,378,244	$ 7,166,405	$ 5,757,984